Seasonality	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Seasonality

Note 4: Seasonality

The Company’s revenues and operating profit on a consolidated basis do not tend to be significantly impacted by seasonality as it records a large portion of its revenues ratably over the contract term and its costs are generally incurred evenly throughout the year. However, at the segment level, revenues on a consecutive quarter basis can be impacted by seasonality, most notably in the Company’s Tax, Audit & Accounting Professionals business, where revenues tend to be concentrated in the first and fourth quarters.